Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments	Fair value of financial instruments

December 31, 2023	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,115,729	$1,115,729	$1,054,665	$—	$61,064
Development loans and other receivables	158,110	155,735	—	155,735	—
Derivative instruments:
Interest rate swap designated as a hedge	72,936	72,936	—	72,936	—
Interest rate cap not designated as a hedge	1,854	1,854	—	1,854	—
Congestion revenue rights not designated as a cash flow hedge	8,458	8,458	—	—	8,458
Total derivative instruments	83,248	83,248	—	74,790	8,458
Total financial assets	$1,357,087	$1,354,712	$1,054,665	$230,525	$69,522
Long-term debt	$8,516,030	$7,423,318	$2,532,608	$4,890,710	$—
Notes payable to related party	25,808	15,320	—	15,320	—
Convertible debentures	230	276	276	—	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	68,070	68,070	—	—	68,070
Energy contracts not designated as a cash flow hedge	5,593	5,593	—	—	5,593
Cross-currency swap designated as a net investment hedge	10,533	10,533	—	10,533	—
Currency forward contract designated as hedge	6,779	6,779	—	6,779	—
Interest rate swaps designated as a hedge	11,790	11,790	—	11,790	—
Cross currency swap designated as a cash flow hedge	5,547	5,547	—	5,547	—
Commodity contracts for regulated operations	2,564	2,564	—	2,564	—
Total derivative instruments	110,876	110,876	—	37,213	73,663
Total financial liabilities	$8,652,944	$7,549,790	$2,532,884	$4,943,243	$73,663
24.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2022	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investment carried at fair value	$1,344,207	$1,344,221	$1,270,138	$—	$74,083
Development loans and other receivables	53,680	50,300	—	50,300	—
Derivative instruments:
Energy contracts not designated as a cash flow hedge	393	393	—	—	393
Interest rate swap designated as a hedge	69,188	69,188	—	69,188	—
Currency forward contract not designated as a hedge	2,659	2,659	—	2,659	—
Congestion revenue rights not designated as a cash flow hedge	10,110	10,110	—	—	10,110
Cross-currency swap designated as a net investment hedge	1,267	1,267	—	1,267	—
Commodity contracts for regulated operations	283	283	—	283	—
Total derivative instruments	83,900	83,900	—	73,397	10,503
Total financial assets	$1,481,787	$1,478,421	$1,270,138	$123,697	$84,586
Long-term debt	$7,512,017	$6,699,031	$2,623,628	$4,075,403	$—
Notes payable to related party	25,808	15,180	—	15,180	—
Convertible debentures	245	276	276	—	—
Preferred shares, Series C	12,072	11,675	—	11,675	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	120,284	120,284	—	—	120,284
Energy contracts not designated as a cash flow hedge	8,617	8,617	—	—	8,617
Cross-currency swap designated as a net investment hedge	24,371	24,371	—	24,371	—
Cross-currency swap designated as a cash flow hedge	15,435	15,435	—	15,435	—
Commodity contracts for regulated operations	1,614	1,614	—	1,614	—
Total derivative instruments	170,321	170,321	—	41,420	128,901
Total financial liabilities	$7,720,463	$6,896,483	$2,623,904	$4,143,678	$128,901

Schedule of Long-Term Energy Derivative Contracts
The Company reduces the price risk on the expected future sale of power generation by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
353,597	December 2028	$29.19	PJM Western HUB
1,492,926	December 2027	$21.34	NI HUB
1,332,645	December 2027	$36.46	ERCOT North HUB
3,534,802	September 2030	$24.54	Illinois Hub

Schedule of Derivative Instruments Designated as Amortized into Hedged Activity Disclosure	Amounts for interest rate contracts are reclassified to earnings as interest expense over the term of the related debt.

Derivative	Notional quantity		Expiry	Hedged item
Forward-starting interest rate swap		$350,000	July 2029	$350,000 subordinated unsecured notes
Cross-currency interest rate swap	C$	400,000	January 2032	C$400,000 subordinated unsecured notes
Forward-starting interest rate swap		$750,000	April 2032	$750,000 subordinated unsecured notes
Forward-starting interest rate swap		$575,000	June 2026	First $575,000 of the expected $1,150,000 senior unsecured notes issuance

Schedule of Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2023	2022
Effective portion of cash flow hedge	$57,351	$(128,838)
Amortization of cash flow hedge	(6,173)	(12,180)
Amounts reclassified from AOCI	8,309	46,723
OCI attributable to shareholders of AQN	$59,487	$(94,295)

Schedule of Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2023	2022
Unrealized gain (loss) on derivative financial instruments:
Energy derivative contracts	$(372)	$(945)
Commodity contracts	411	185
Total unrealized gain (loss) on derivative financial instruments	$39	$(760)
Realized gain (loss) on derivative financial instruments:
Energy derivative contracts	$(4,896)	$6,939
Interest rate swaps	—	(7,185)
Total realized loss on derivative financial instruments	$(4,896)	$(246)
Loss on derivative financial instruments not accounted for as hedges	(4,857)	(1,006)
Amortization of AOCI gains frozen as a result of hedge dedesignation	3,989	3,465
	$(868)	$2,459
Consolidated statements of operations classification:
Gain on derivative financial instruments	$4,564	$4,408
Renewable energy sales	(5,432)	5,236
Reduction to gain on sale of renewable assets	—	(7,185)
	$(868)	$2,459

Schedule of Outstanding Obligations
The roll forwards of the Company's outstanding obligations confirmed as valid under its supplier finance programs for years ended December 31, 2023 and 2022, are as follows:

	2023	2022
Confirmed obligations outstanding at the beginning of the year	$16,785	$49,910
Invoices confirmed during the year	90,780	16,785
Confirmed invoices paid during the year	(45,392)	(49,910)
Confirmed obligations outstanding at the end of the year	$62,173	$16,785

Schedule of Maximum Credit Risk Exposure for Financial Instruments
As of December 31, 2023, the Company’s maximum exposure to credit risk for these financial instruments is as follows:

2023
Cash and cash equivalents and restricted cash	$76,145
Accounts receivable	554,438
Allowance for doubtful accounts	(30,244)
Notes receivable	158,836
$759,175

Schedule of Liabilities Maturity Profile
The Company’s liabilities mature as follows:

	Due less than 1 year	Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$621,856	$1,333,772	$2,099,968	$4,481,961	$8,537,557
Interest on long-term debt	391,493	602,761	419,950	3,496,032	4,910,236
Purchase obligations	767,287	—	—	—	767,287
Environmental obligation	3,136	22,577	1,820	18,654	46,187
Advances in aid of construction	3,640	—	—	84,495	88,135
Derivative financial instruments:
Cross-currency swap	2,419	4,243	144	9,623	16,429
Interest rate forwards	11,790	—	—	—	11,790
Energy derivative and commodity contracts	14,276	29,273	20,550	12,127	76,226
Contract adjustment payments on Green Equity Units	39,590	—	—	—	39,590
Other obligations	27,796	2,901	2,304	247,480	280,481
Total obligations	$1,883,283	$1,995,527	$2,544,736	$8,350,372	$14,773,918